UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2012
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    5185 Peachtree Parkway
          ----------------------------------------------------------
            Suite 370
          ----------------------------------------------------------
            Norcross, Georgia  30092-6541
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        February 6, 2013
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        70
                                             ----------------------------

Form 13F Information Table Value Total:      $ 250,289
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------

Caldwell & Orkin, Inc.
FORM 13F

          December 31, 2012


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/     Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt     Prn   Call   Dscretn    Managers    Sole    Shared    None
      --------------            -----    -----     --------  -------     ---   ----   -------    --------    ----    ------    ----
AFC ENTERPRISES                COM      00104q107        802     30,700  SH            Sole                      30,700
AGNICO-EAGLE MINES             COM      008474108      1,521     29,000  SH            Sole                      29,000
AMERICAN ELECTRIC POWER        COM      025537101      5,519    129,300  SH            Sole                     129,300
AMERICAN WOODMARK CORP.        COM      030506109        960     34,500  SH            Sole                      34,500
ANN TAYLOR STORES              COM      035623107      2,508     74,100  SH            Sole                      74,100
APPLE COMPUTER INC COM         COM      037833100      2,561      4,813  SH            Sole                       4,813
BEACON ROOFING SUPPLY INC.     COM      073685109      2,742     82,400  SH            Sole                      82,400
BLACKSTONE GROUP LP            COM      09253u108      3,690    236,700  SH            Sole                     236,700
BRUNSWICK CORP.                COM      117043109        314     10,800  SH            Sole                      10,800
CATERPILLAR INC DEL COM        COM      149123101      1,299     14,500  SH            Sole                      14,500
CHICAGO BRIDGE & IRON-NY SHR   COM      167250109        825     17,800  SH            Sole                      17,800
CHICO'S FAS, INC.              COM      168615102      3,897    211,100  SH            Sole                     211,100
CMS ENERGY CORP.               COM      125896100      9,213    377,900  SH            Sole                     377,900
COCA COLA CO COM               COM      191216100      1,363     37,590  SH            Sole                      37,590
COLONY FINANCIAL, INC.         COM      19624r106        735     37,700  SH            Sole                      37,700
COSTCO WHOLESALE CORP          COM      22160k105        286      2,900  SH            Sole                       2,900
D R HORTON INC.                COM      23331a109      3,440    173,900  SH            Sole                     173,900
DELPHI AUTOMOTIVE PLC          COM      g27823106      1,618     42,300  SH            Sole                      42,300
DISCOVERY COMMUNICATIONS       COM      25470f104        813     12,800  SH            Sole                      12,800
EAGLE MATERIALS INC.           COM      26969p108      1,006     17,200  SH            Sole                      17,200
EATON CORP PLC                 COM      g29183103      5,037     92,975  SH            Sole                      92,975
EBAY, INC.                     COM      278642103      2,728     53,500  SH            Sole                      53,500
ENBRIDGE INC.                  COM      29250n105     11,395    263,045  SH            Sole                     263,045
FACEBOOK INC                   COM      30303m102        937     35,200  SH            Sole                      35,200
FORTUNE BRANDS HOME & SECURITY COM      34964c106     10,451    357,650  SH            Sole                     357,650
HARLEY-DAVIDSON, INC.          COM      412822108      5,759    117,950  SH            Sole                     117,950
HCA, INC.                      COM      40412c101      2,417     80,100  SH            Sole                      80,100
HEADWATERS INC.                COM      42210p102        323     37,700  SH            Sole                      37,700
HOME DEPOT INC.                COM      437076102     10,888    176,035  SH            Sole                     176,035
ISHARES FTSE/XINHUA CHINA 25   COM      464287184      1,238     30,600  SH            Sole                      30,600
JOHNSON & JOHNSON              COM      478160104      1,030     14,700  SH            Sole                      14,700
KANSAS CITY SOUTHERN           COM      485170302        376      4,500  SH            Sole                       4,500
KINDER MORGAN, INC.            COM      49456b101     10,646    301,325  SH            Sole                     301,325
LENNAR CORP.                   COM      526057104      9,569    247,450  SH            Sole                     247,450
LIONS GATE ENTERTAINMENT       COM      535919203      3,433    209,300  SH            Sole                     209,300
LOUISIANA-PACIFIC CORP.        COM      546347105        694     35,900  SH            Sole                      35,900
LUMBER LIQUIDATORS             COM      55003t107      1,358     25,700  SH            Sole                      25,700
M/I HOME INC.                  COM      55305b101      4,587    173,100  SH            Sole                     173,100
MERITAGE HOMES CORP.           COM      59001a102      3,750    100,400  SH            Sole                     100,400
MICHAEL KORS HOLDINGS LTD      COM      g60754101      2,995     58,700  SH            Sole                      58,700
MOHAWK INDUSTRIES              COM      608190104      2,515     27,800  SH            Sole                      27,800
NATIONAL GRID PLC-ADR          COM      636274300      9,561    166,450  SH            Sole                     166,450
PANERA BREAD CO.               COM      69840w108      1,287      8,100  SH            Sole                       8,100
PENNYMAC MORTGAGE INVEST.      COM      70931t103      7,700    304,450  SH            Sole                     304,450
PHH CORP                       COM      693320202      3,506    154,100  SH            Sole                     154,100
PLAINS ALL AMER PIPELINE L.P.  COM      726503105      9,880    218,400  SH            Sole                     218,400
PPG INDUSTRIES, INC.           COM      693506107      3,140     23,200  SH            Sole                      23,200
PULTE CORP.                    COM      745867101      8,600    473,550  SH            Sole                     473,550
QUALCOMM INC.                  COM      747525103      6,685    108,075  SH            Sole                     108,075
QUANTA SERVICES INC.           COM      74762e102      4,066    149,000  SH            Sole                     149,000
RYLAND GROUP                   COM      783764103      1,832     50,200  SH            Sole                      50,200
SHERWIN-WILLIAMS CO.           COM      824348106      9,247     60,115  SH            Sole                      60,115
SPDR GOLD TRUST                COM      78463v107      5,914     36,500  SH            Sole                      36,500
SPRINT NEXTEL CORP.            COM      852061100      3,364    593,300  SH            Sole                     593,300
STANDARD PACIFIC               COM      85375c101      8,687  1,181,900  SH            Sole                   1,181,900
STARBUCKS CORP.                COM      855244109      4,103     76,500  SH            Sole                      76,500
TOLL BROTHERS INC.             COM      889478103      5,050    156,200  SH            Sole                     156,200
UNITED HEALTHCARE CORP         COM      91324p102      5,836    107,605  SH            Sole                     107,605
URBAN OUTFITTERS, INC.         COM      917047102      5,228    132,825  SH            Sole                     132,825
VERIZON COMMUNICATIONS         COM      92343v104      1,401     32,370  SH            Sole                      32,370
WALT DISNEY                    COM      254687106      1,341     26,925  SH            Sole                      26,925
WHOLE FOODS MARKET, INC.       COM      966837106      1,212     13,300  SH            Sole                      13,300
WISCONSIN ENERGY CORP.         COM      976657106        260      7,060  SH            Sole                       7,060
HPQ PUTS 2/16/2013 15          PUT      hpq 13021        341      2,600  SH            Sole                       2,600
LEN CALLS 2/16/2013 35         CALL     len 13021      1,019      2,289  SH            Sole                       2,289
PHM CALLS 1/19/2013 16         CALL     phm 13011        833      4,165  SH            Sole                       4,165
QCOM CALLS 4/20/2013 60        CALL     qcom 1304        576      1,225  SH            Sole                       1,225
RYL CALLS 1/19/2013 30         CALL     ryl 13011        941      1,447  SH            Sole                       1,447
SHW CALLS 1/19/2013 145        CALL     shw 13011        721        751  SH            Sole                         751
TOL CALLS 1/19/2013 30         CALL     tol 13011        723      2,780  SH            Sole                       2,780



REPORT SUMMARY      70 DATA RECORDS       250,289   1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
